Feb. 12, 2025
Invesco SteelPath MLP & Energy Infrastructure ETF
Investment Objective
The Invesco SteelPath MLP & Energy Infrastructure ETF (the “Fund”) seeks total return.
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%

Other Expenses[1]	None

Total Annual Fund Operating Expenses	0.75

[1] “Other Expenses” are based on estimated amounts for the current fiscal year.
Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. This example does not include brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years
$77	$240

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in the Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. As of the date of this prospectus, the Fund has not yet commenced operations and portfolio turnover data therefore is not available.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in master limited partnership (“MLP”) investments and securities issued by energy infrastructure companies. The Fund generally invests in common and preferred equity securities (or units) of publicly traded MLPs and energy infrastructure companies of all sizes and all market capitalization ranges, and it focuses on MLPs and energy infrastructure companies that primarily derive their revenue from companies engaged in the gathering, processing, transporting, terminalling, storing, distributing, or marketing of natural gas, natural gas liquids, crude oil, refined products or other hydrocarbons (“midstream investments”). The Fund’s MLP investments do not exceed 25% of the Fund’s total assets.
An MLP is structured as a limited partnership (“LP”) or limited liability company (“LLC”) that may trade publicly on an exchange or in the over-the-counter market and is generally taxed as a partnership under the Internal Revenue Code of 1986, as amended (the “Code”). The Fund’s MLP investments may include, but are not limited to, MLPs structured as LPs or LLCs that are taxed as partnerships, as well as securities issued by affiliates of MLPs (including general partners or managing members of MLPs, publicly traded LLCs that own, directly or indirectly, general partner interests of MLPs, and MLP I-Shares, which represent an indirect ownership interest in MLPs). All of the Fund’s MLP investments are treated as qualified publicly traded partnerships (“QPTPs”) for U.S. federal income tax purposes.
The Fund’s investments in securities issued by energy infrastructure companies may include securities of companies that operate or own, directly or indirectly, energy infrastructure assets, including, but not limited to, assets that are used in exploring, developing, producing, generating, transporting (including marine), transmitting, terminal operation, storing, gathering, processing, refining, distributing, mining, or marketing of natural gas, natural gas liquids, crude oil, refined petroleum products (including biodiesel and ethanol), coal or electricity; or that provide energy-related equipment or services. The Fund considers a company to be an energy infrastructure company if at least 50% of its non-cash assets are energy infrastructure assets or if at least 50% of its gross income or net profits are derived, directly or indirectly, from energy infrastructure assets or activities.
The Fund may invest up to 40% of its total assets in foreign securities, including investments in American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”), and anticipates that a significant portion of these foreign investments will be in Canadian securities.
In constructing the portfolio, the Fund’s sub-adviser, Invesco Advisers, Inc. (the “Sub-Adviser”), relies on its disciplined investment process in determining investment selection and weightings. To determine whether an investment should be selected for the Fund’s portfolio, the Sub-Adviser performs a detailed fundamental analysis of the underlying businesses owned and operated by potential MLPs and energy infrastructure companies. The Sub-Adviser seeks to invest in MLPs and energy infrastructure companies that it believes have, among other characteristics, sound business fundamentals, a strong record of cash flow growth, distribution continuity, a solid business strategy, and a respected management team, as well as MLPs and energy infrastructure companies that are not overly exposed to changes in commodity prices. The Sub-Adviser will sell investments if it determines that any of the above-mentioned characteristics have changed materially from its initial analysis, or if it determines that an investment is no longer earning a return commensurate with its risk.
The Fund is “non-diversified” and therefore is not required to meet certain diversification requirements under the Investment Company Act of 1940, as amended (the “1940 Act”).
Concentration Policy. The Fund will concentrate its investments (i.e., invest more than 25% of its net assets) in securities of companies that are principally engaged in the group of industries that comprise the energy sector.

Performance
As of the date of this prospectus, the Fund has not commenced operations and therefore does not have a performance history. Once available, the Fund's performance information will be accessible on the Fund's website at www.invesco.com/ETFs and will provide some indication of the risks of investing in the Fund.